Common Stock - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class A Common Stock
Class of Stock [Line Items]
Number of votes per share of common stock	one
Common stock, shares issued	1,785,880	1,666,667
Common stock, shares outstanding	1,785,880	1,666,667
Class B Common Stock
Class of Stock [Line Items]
Number of votes per share of common stock	10
Common stock, shares issued	5,413,197	5,359,753
Common stock, shares outstanding	5,413,197	5,359,753
Class C Common Stock
Class of Stock [Line Items]
Number of votes per share of common stock	0
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0